Selected Quarterly Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Selected Quarterly Data [Abstract]
Gross premium written	$ 16,562	$ 10,701	$ 23,353	$ 9,242	$ 11,754	$ 9,081	$ 10,928	$ 7,856	$ 14,166	$ 38,915	$ 20,996	$ 55,050	$ 42,031
Net premium earned	16,968	11,914	10,934	7,552	8,310	9,079	8,797	9,062	8,809	32,856	15,861	38,709	35,747
Underwriting income/(loss)		305	264	(868)	(617)	(6,325)	(1,729)	(1,278)	(1,906)
Net income (loss) attributable to Atlas	1,701	1,244	1,657	130	135	(3,024)	1,066	193	(705)	2,303	265	3,166	(2,470)
Net income/(loss) attributable to common shareholders	$ 1,476	$ 1,037	$ 1,455	$ (72)	$ (64)	$ (3,228)	$ 862	$ (9)	$ (905)	$ 1,802	$ (137)	$ 2,356	$ (3,280)
Basic earnings/(loss) per common share(1)	$ 0.18	$ 0.17	$ 0.24	$ (0.01)	$ 0.00	$ (0.53)	$ 0.14	$ 0.00	$ (0.15)	$ 0.24	$ (0.02)	$ 0.38	$ (0.54)
Diluted earnings/(loss) per common share(1)	$ 0.16	$ 0.15	$ 0.24	$ (0.01)	$ 0.00	$ (0.53)	$ 0.14	$ 0.00	$ (0.15)	$ 0.22	$ (0.02)	$ 0.38	$ (0.54)